Intangible assets net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets net
Schedule of intangible assets, net
	December 31,	December 31,
	2022	2021
Software	$31,126	$30,838
Land use rights*	290,606	314,456
Patents	4,350,000	4,707,000
Subtotal	4,671,732	5,052,294
Less: Accumulated amortization	(4,486,910)	(4,846,323)
Intangible assets, net	$184,822	$205,971